UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07582
                                      ------------------------------------------

                                The Valiant Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  221 Pensacola Boulevard, Venice Florida 34285
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

                                 Denis R. Curcio

                             221 Pensacola Boulevard

                       Pensacola Boulevard, Florida 34285
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-242-9340
                                                    ----------------------------

Date of fiscal year end:  AUGUST 31, 2004
                         --------------------

Date of reporting period: NOVEMBER 30, 2004
                         -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.



VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2004
                                                                        Maturity     Principal
                                                          Rate           Date          Amount           Value
                                                          ----           ----          ------           -----

U.S. TREASURY OBLIGATIONS - 54.3%
U.S. Treasury Bills(a) - 40.4%
                                                          1.77%         2/3/05    $  25,000,000   $  24,921,778
                                                          1.80         12/2/04       80,000,000      79,996,000
                                                          2.28          5/5/05       10,000,000       9,902,587
                                                          2.19         4/14/05       15,000,000      14,878,283
                                                                                                  -------------
                                                                                                    129,698,648
                                                                                                  -------------

U.S. Treasury Notes - 8.8%
                                                         1.625         3/31/05       10,000,000      10,010,417
                                                         1.625         4/30/05       15,000,000      14,996,391
                                                                                                  -------------
                                                                                                     25,006,808
                                                                                                  -------------
Total U.S. TREASURY OBLIGATIONS
(Amortized Cost $154,705,456)                                                                       154,705,456
                                                                                                  -------------

REPURCHASE AGREEMENTS - 45.8%
Bank of America, Inc., 2.04%, due 12/1/04, with a
maturity value of $35,001,983
(Collateralized by various GNMA bonds)                                               35,000,000      35,000,000


Citigroup, Inc.,  2.03%, due 12/1/04, with a
maturity value of $15,000,846
(Collateralized by various GNMA bonds)                                               15,000,000      15,000,000


J.P. Morgan Chase & Co., 2.03%, due 12/1/04,
with a maturity value of $40,602,289
(Collateralized by various GNMA bonds)                                               40,600,000      40,600,000


UBS Paine Webber, 2.05%, due 12/1/04, with a
maturity value of $40,002,278
(Collateralized by various GNMA bonds)                                               40,000,000      40,000,000
                                                                                                  -------------


Total REPURCHASE AGREEMENTS
(Amortized Cost $130,600,000)                                                                       130,600,000
                                                                                                  -------------


Total Investments
(Amortized Cost $285,305,456) (b) - 100.1%                                                          285,305,456
Liabilities in Excess of Other Assets - (0.1%)                                                         (294,227)
                                                                                                  -------------
TOTAL NET ASSETS - 100%                                                                           $ 285,011,229
                                                                                                  =============


-----------------
(a) Interest rate represents yield to maturity at purchase.
(b) Cost and value for federal income tax and financial reporting purposes are the same.


GNMA - Government National Mortgage Association








VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2004
                                                           Maturity      Principal
                                                   Rate      Date         Amount         Value
                                                   ----      ----         ------         -----

COMMERCIAL PAPER - 61.8%
BANKING - 8.8%
Alliance & Leicester PLC                          2.03%    2/14/05    $ 15,000,000   $ 14,936,875
Banco Bradesco SA                                 2.19     1/19/05      15,000,000     14,955,288
                                                                                     ------------
                                                                                       29,892,163
                                                                                     ------------
BROKER / DEALERS - 4.4%
Goldman Sachs Group, Inc.                         2.03     12/1/04      15,000,000     15,000,000
                                                                                     ------------

DISTRIBUTION/WHOLESALE - 5.9
Dreyfus Corp.                                     2.00     12/1/04      20,000,000     20,000,000
                                                                                     ------------

EDUCATION - 3.3%
Johns Hopkins University                          2.26     2/15/05      11,300,000     11,300,000
                                                                                     ------------

SPECIAL PURPOSE ENTITY - 39.4%
Delaware Funding Corp.                            2.10     12/22/04     15,000,000     14,981,625
FCAR Owner Trust                                  2.04     12/16/04     15,000,000     14,987,250
Lockhart Funding LLC                              2.31     2/4/05       20,000,000     19,916,944
NATC California LLC                               2.02     1/18/05      15,000,000     14,959,800
Greyhawk ABCP                                     2.15     1/6/05       15,000,000     14,967,750
Market Street Funding                             2.21     1/11/05      20,000,000     19,949,661
Steamboat Funding Corp.                           2.06     12/15/04     20,000,000     19,983,978
Triple-A One Funding Corp.                        2.05     12/20/04     15,000,000     14,983,771
                                                                                     ------------
                                                                                      134,730,779
                                                                                     ------------
TOTAL COMMERCIAL PAPER
(AMORTIZED COST $210,922,942)                                                         210,922,942
                                                                                     ------------

CORPORATE OBLIGATIONS - 15.6%
Financial Services - 1.3%
Labelle Capital Funding LLC*                      2.23     12/2/04       1,125,000      1,125,000
Wyoming Steel Investment *                        2.15     12/2/04       3,375,000      3,375,000
                                                                                     ------------
                                                                                        4,500,000
                                                                                     ------------
FOOD - 0.3%
Jacksons Food Stores, Inc.*                       2.15     12/2/04         923,000        923,000
                                                                                     ------------

HEALTH SERVICES - 0.2%
Riverview Medical Office Building*                2.14     12/2/04         800,000        800,000
                                                                                     ------------

LEISURE - 1.3%
Commonwealth Country Club, Ltd.*                  2.14     12/2/04       3,240,000      3,240,000
Sandusky Yacht Club*                              2.15     12/2/04       1,220,000      1,220,000
                                                                                     ------------
                                                                                        4,460,000
                                                                                     ------------
REAL ESTATE - 5.8%
208 Associates LLC*                               2.15     12/2/04         925,000        925,000
Aztec Properties LLC*                             2.15     12/2/04       2,083,000      2,083,000
CMW Real Estate LLC*                              2.14     12/2/04       2,300,000      2,300,000
El Dorado Enterprises of Miami FL*                2.25     12/2/04       2,000,000      2,000,000
El Dorado Enterprises of Miami FL*                2.20     12/2/04      10,030,000     10,030,000
G & J Properties II*                              2.18     12/2/04       1,000,000      1,000,000
Ordeal Properties LLC*                            2.15     12/2/04       1,515,000      1,515,000
                                                                                     ------------
                                                                                       19,853,000
                                                                                     ------------
SPECIAL PURPOSE ENTITY - 6.7%
Approach Partnership*                             2.15     12/2/04       1,090,000      1,090,000
Barry-Wehmiller Group*                            2.18     12/2/04       1,180,000      1,180,000
Best One Tire & Service*                          2.18     12/2/04         900,000        900,000
Butler County, Surgical Properties*               2.18     12/2/04       1,400,000      1,400,000
Chuo Mubea                                        2.18     12/2/04         500,000        500,000
Exal Corp.*                                       2.18     12/2/04       1,500,000      1,500,000
FE LLC*                                           2.13     12/2/04       1,000,000      1,000,000
                                                  2.28     12/2/04       1,285,000      1,285,000
ISO Building LLC*                                 2.18     12/2/04       1,000,000      1,000,000
K. C. Jordan & Associates*                        2.18     12/2/04         725,000        725,000
Michigan Equity Group*                            2.18     12/2/04       1,375,000      1,375,000
MMR Development Co.*                              2.18     12/2/04       1,080,000      1,080,000
Physicians Center LP*                             2.22     12/2/04       3,570,000      3,570,000
Taylor Steel, Inc.*                               2.15     12/2/04       2,275,000      2,275,000
United Transportation Union*                      2.18     12/2/04       1,125,000      1,125,000
Village Enterprises*                              2.15     12/2/04       1,000,000      1,000,000
Wellington Green LLC*                             2.15     12/2/04       1,780,000      1,780,000
                                                                                     ------------
                                                                                       22,785,000
                                                                                     ------------
TOTAL CORPORATE OBLIGATIONS
(AMORTIZED COST $53,321,000)                                                           53,321,000
                                                                                     ------------


                       See notes to financial statements.






MUNICIPAL NOTES AND BONDS - 9.1%
ALABAMA - 5.3%
Auburn Taxable Revenue, Series B*                 2.14     12/2/04       6,000,000      6,000,000
Meadow Brook*                                     2.22     12/2/04      12,170,000     12,170,000
                                                                                     ------------
                                                                                       18,170,000
                                                                                     ------------
ILLINOIS - 1.3%
Upper Illinois River Valley
Development Authority*                            2.15     12/2/04       4,595,000      4,595,000
                                                                                     ------------

MICHIGAN - 0.5%
Michigan City Industrial
Economic Development Revenue*                     2.18     12/2/04       1,605,000      1,605,000
                                                                                     ------------

NEW YORK - 1.1%
Baird Properties LLC*                             2.32     12/2/04       2,210,000      2,210,000
IHA Capital Development Corp.*                    2.18     12/2/04       1,500,000      1,500,000
                                                                                     ------------
                                                                                        3,710,000
                                                                                     ------------
OHIO - 0.9%
Hopkins Waterhouse LLC*                           2.14     12/2/04         945,000        945,000
Mercer County, HealthCare Facilities*             2.18     12/2/04       1,960,000      1,960,000
                                                                                     ------------
                                                                                     ------------
                                                                                        2,905,000
                                                                                     ------------
                                                                                     ------------

TOTAL MUNICIPAL NOTES AND BONDS
(AMORTIZED COST $30,985,000)                                                           30,985,000
                                                                                     ------------

UNITED STATES GOVERNMENT AGENCY - 2.9%
Federal Home Loan Bank                            3.25     8/15/05       5,000,000      5,032,039
Federal National Mortgage Association             1.75     5/23/05       5,000,000      5,000,000
                                                                                     ------------
TOTAL UNITED STATES GOVERNMENT AGENCY
(AMORTIZED COST $10,032,039)                                                           10,032,039
                                                                                     ------------


REPURCHASE AGREEMENT - 10.6%
Bank of America, Inc., 2.04%, due 12/01/04,
with a maturity value of $36,102,046
(Collateralized by various GNMA bonds)
                                                                        36,100,000     36,100,000
                                                                                     ------------

TOTAL REPURCHASE AGREEMENTS
(AMORTIZED COST $36,100,000)                                                           36,100,000
                                                                                     ------------

TOTAL INVESTMENTS
(AMORTIZED COST $341,360,981) (a) - 99.9%                                             341,360,981
OTHER ASSETS LESS LIABILITIES - 0.1%                                                      374,304
                                                                                     ------------
TOTAL NET ASSETS - 100%                                                              $341,735,285
                                                                                     ============


-----------------
*     Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indeces.
      The rate shown represents the rate in effect at November 30, 2004. The maturity date shown reflects next rate change date.
(a)   Cost and value for federal income tax and financial reporting purposes are the same.

GNMA  - Government National Mortgage Association
LLC   - Limited Liability Corporation
LP    - Limited Partnership
PLC   - Public Limited Company
SA    - Sociedad Anonyma (French, Spanish)








                       See notes to financial statements.





VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2004
                                                                           Maturity     Principal
                                                                  Rate       Date        Amount        Value
                                                                  ----       ----        ------        -----

COMMERCIAL PAPER - 12.7%

FLORIDA - 7.5%
City of Gainesville                                               1.62%    12/8/04    $ 5,000,000   $ 5,000,000
Sarasota  County Public Hospital, LOC Suntrust Bank               1.41     12/14/04     6,150,000     6,150,000
Sunshine State, Series A                                          1.85     1/5/05       2,000,000     2,000,000
Sunshine State, Series F                                          1.21     12/10/04     1,100,000     1,100,000
                                                                                                    -----------
                                                                                                     14,250,000
                                                                                                    -----------

GEORGIA - 2.6%
Oglethorpe Power Corp.                                            1.62     12/8/04      5,000,000     5,000,000
                                                                                                    -----------

MICHIGAN - 1.7%
State of Michigan                                                 1.10     12/1/04      3,250,000     3,250,000
                                                                                                    -----------

PENNSYLVANIA - 0.9%
Delaware County                                                   1.80     1/5/05       1,700,000     1,700,000
                                                                                                    -----------

TOTAL COMMERCIAL PAPER
(AMORTIZED COST $24,200,,000)                                                                        24,200,000
                                                                                                    -----------

MUNICIPAL BONDS AND NOTES - 19.0%

FLORIDA - 4.5%
Brevard County School District                                    3.00     6/30/05      5,000,000     5,039,225
Orange County                                                     1.75     4/1/05       1,500,000     1,500,000
Palm Beach School District                                        3.00     9/28/05      2,000,000     2,021,070
                                                                                                    -----------
                                                                                                      8,560,295
                                                                                                    -----------

GEORGIA - 2.6%
Rome County                                                       1.75     12/31/04     5,000,000     5,001,011
                                                                                                    -----------

KANSAS - 1.6%
Wyandotte County                                                  2.80     11/1/05      3,000,000     3,021,466
                                                                                                    -----------

LOUISIANA - 1.0%
Plaquemines LA Port Harbour and Terminal
District Port Facility Revenue, Project B                         1.08     3/15/05      2,000,000     2,000,000
                                                                                                    -----------

NEW HAMPSHIRE -5.5%
Cheshire County                                                   1.15     12/24/04     6,500,000     6,500,199
Strafford County TAN                                              1.75     12/30/04     4,000,000     4,002,159
                                                                                                    -----------
                                                                                                     10,502,358
                                                                                                    -----------

NEW YORK - 1.4%
Puttable Floating Option Tax-Exempt Receipts(a)                   1.90     6/16/05      2,625,000     2,625,000
                                                                                                    -----------

TEXAS - 2.4%
Houston  Independent School District                              1.73     6/15/05      3,000,000     3,000,000
Richardson Independent School District                            1.10     4/1/05       1,500,000     1,500,000
                                                                                                    -----------
                                                                                                      4,500,000
                                                                                                    -----------

TOTAL MUNICIPAL BONDS AND NOTES
(AMORTIZED COST $36,210,130)                                                                         36,210,130
                                                                                                    -----------




                       See notes to financial statements.





VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2004
                                                                   Maturity    Principal
                                                            Rate     Date        Amount        Value
                                                            ----     ----        ------        -----


VARIABLE MUNICIPAL BONDS* - 68.0%

ALASKA - 3.6%
Valdez City Marine Terminal                                 1.68   12/1/04      2,200,000      2,200,000
Valdez City Marine Terminal                                 1.68   12/1/04      4,600,000      4,600,000
                                                                                            ------------
                                                                                               6,800,000
                                                                                            ------------
CONNECTICUt - 5.2%
Connecticut State Health                                    1.60   12/1/04      8,075,000      8,075,000
Connecticut State Health (Yale University)                  1.60   12/1/04      1,900,000      1,900,000
                                                                                            ------------
                                                                                               9,975,000
                                                                                            ------------

FLORIDA - 37.7%
Alachua County HFA, Continuing Care                         1.67 % 12/1/04   $  5,500,000   $  5,500,000
Bradford County, HFA, Series B                              1.60   12/1/04      5,000,000      5,000,000
Broward County, HFA, Multi-Family,
LOC Bank One                                                1.69   12/1/04      2,600,000      2,600,000
Capital Projects, Continuing Retirement                     1.67   12/1/04      2,200,000      2,200,000
Collier County, Health Care Facilities IDR                  1.65   12/2/04      4,000,000      4,000,000
Collier County, Health Care Facilities IDR,
LOC Fifth Third Bank                                        1.67   12/3/04      1,900,000      1,900,000
Collier County, Health Care Facilities Floater              1.67   12/1/04      3,800,000      3,800,000
Dade County, Water & Sewer Systems Revenue                  1.64   12/1/04      6,600,000      6,600,000
Florida HFA, Buena Vista, Multi-Family                      1.60   12/1/04      1,000,000      1,000,000
Florida HFA, Multi-Family,
LOC Credit Suisse First Boston                              1.71   12/1/04      2,400,000      2,400,000
Florida Housing Finance Corp.,
Charleston, Series I-A, Multi-Family Revenue                1.68   12/2/04      2,375,000      2,375,000
Florida Housing Finance Corp.,
Cypress Lake, Multi-Family Revenue                          1.68   12/2/04      3,500,000      3,500,000
Florida State Municipal
Power Agency Revenue, Stanton Project                       1.67   12/1/04      1,000,000      1,000,000
Halifax Hospital Medical Center,
 Health Care Facilities Revenue                             1.69   12/1/04      1,200,000      1,200,000
Jacksonville Health Facilities
Authority Hospital Revenue                                  1.63   12/1/04      2,400,000      2,400,000
Lakeland Energy Systems Revenue                             1.66   12/1/04      3,000,000      3,000,000
Palm Beach County Revenue,
Norton Gallery, Inc. Project                                1.67   12/1/04      4,000,000      4,000,000
Polk County School Board COP                                1.65   12/2/04      2,000,000      2,000,000
Port Orange Palmer College Project Revenue                  1.67   12/2/04      6,500,000      6,500,000
St. Johns County, HFA Multi-Family                          1.68   12/1/04      7,600,000      7,600,000
Tampa Health Care Facilities Revenue
(Lifelink Foundation, Inc. Project)                         1.68   12/1/04      1,500,000      1,500,000
Volusia County, Health Facilities
Authority Revenue                                           1.68   12/2/04      1,600,000      1,600,000
                                                                                            ------------
                                                                                              71,675,000
                                                                                            ------------

IDAHO - 1.6%
Idaho Health Facility                                       1.67   12/1/04      3,000,000      3,000,000
                                                                                            ------------

MASSACHUSETTS - 4.4%
Massachusetts State Health & Education
Facility Authority Revenue, Series GG-1                     1.52   12/2/04      4,500,000      4,500,000
Massachusetts State Health & Education
Facility Authority Revenue, Series B                        1.68   12/1/04      1,800,000      1,800,000
Massachusetts State Go (Central Artery) - Series A          1.68   12/1/04      2,000,000      2,000,000
                                                                                            ------------
                                                                                               8,300,000
                                                                                            ------------
MISSISSIPPI -4.2%
Jackson County, Mississippi Port Facility                   1.68   12/1/04      8,000,000      8,000,000
                                                                                            ------------

NEBRASKA - 0.5%
Lancaster County, Nebraska Hospital
Authority Health Facility Revenue, Series                   1.69   12/1/04      1,000,000      1,000,000
                                                                                            ------------

NEVADA - 1.6%
Clark County, School District                               1.60   12/1/04      3,000,000      3,000,000
                                                                                            ------------

NORTH CAROLINA - 2.3%
North Carolina State University
Raleigh Revenue Bond                                        1.67   12/1/04      4,450,000      4,450,000
                                                                                            ------------

PUERTO RICO - 3.6%
Commonwealth Infrastructure Financing Authority             1.67   12/2/04      5,370,000      5,370,000
Commonwealth Infrastructure Financing Authority             1.67   12/2/04      1,495,000      1,495,000
                                                                                            ------------
                                                                                               6,865,000
                                                                                            ------------
SOUTH CAROLINA - 2.1%
Piedmont Municipal Power Agency Electricity Revenue         1.67   12/1/04      4,000,000      4,000,000
                                                                                            ------------

WYOMING - 1.2%
Uinta County Pollution Control                              1.68   12/1/04      2,200,000      2,200,000
                                                                                            ------------

                                                                                            ------------
TOTAL VARIABLE MUNICIPAL BONDS
(AMORTIZED COST $129,265,000)                                                                129,265,000
                                                                                            ------------

TOTAL INVESTMENTS
(AMORTIZED COST $189,675,130) (b) - 99.7%                                                    189,675,130
OTHER ASSETS LESS LIABILITIES - 0.3%                                                             649,689
                                                                                            ------------
TOTAL NET ASSETS - 100%                                                                     $190,324,819
                                                                                            ============

-----------------
*     Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indeces.
      The rate shown represents the rate in effect at November 30, 2004. The maturity date shown reflects next rate change date.
(a)   These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.
(b)   Cost and value for federal income tax and financial reporting purposes are the same.

COP   - Certificates of Participation
HFA   - Housing Finance Authority
IDR   - Industrial Development Revenue
LOC   - Letter of Credit
TAN   - Tax Anticipation Note


                       See notes to financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

SECURITY VALUATION:

           Investments of the Portfolios are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

SECURITIES TRANSACTIONS AND RELATED INCOME:

           Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

REPURCHASE AGREEMENTS:

           Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the appropriate collateral levels held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE Funds
             -------------------------------------------------------------------

By:  /s/ Richard F. Curcio
     ---------------------------------------------------------------------------
        Richard F. Curcio
        Chairman of the Board and President

Date: January 24, 2005
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Richard F. Curcio
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        Richard F. Curcio
        Chairman of the Board and President

Date: January  24, 2005
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By:  /s/ Denis R. Curcio
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        Denis R. Curcio
        Treasurer

Date: January 24, 2005
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